Debt and Warrant Liabilities - Seaport Credit Facilities (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt and Warrant Liabilities
Interest payable	$ 869,821	$ 57,474,111
Amount drawn	0
Seaport Credit Facilities
Debt and Warrant Liabilities
Maximum credit facility		$ 2,000,000
Debt term		12 months
Interest rate		15.00%
Amount drawn	$ 0